GOODWILL AND OTHER INTANGIBLE ASSETS - Included in Other Amortizable Intangible Assets (Details) - USD ($) $ in Thousands	Dec. 30, 2017	Dec. 31, 2016
Finite-Lived Intangible Assets
Assets	$ 49,272	$ 36,207
Accumulated Amortization	(14,362)	(9,476)
Non-compete agreements
Finite-Lived Intangible Assets
Assets	9,841	5,411
Accumulated Amortization	(4,208)	(1,954)
Customer relationships
Finite-Lived Intangible Assets
Assets	31,630	25,503
Accumulated Amortization	(5,986)	(4,351)
Licensing agreements
Finite-Lived Intangible Assets
Assets	4,589	4,589
Accumulated Amortization	(3,450)	(2,991)
Patents
Finite-Lived Intangible Assets
Assets	792	704
Accumulated Amortization	(254)	$ (180)
Tradename
Finite-Lived Intangible Assets
Assets	2,420
Accumulated Amortization	$ (464)